Parent only financial information - Condensed Balance Sheets (Details) ¥ in Thousands, $ in Thousands		Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 CNY (¥)		Dec. 31, 2022 USD ($)		Jan. 01, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)
Current assets
Prepayments and other current assets		¥ 678,089	$ 93,513	¥ 424,918		$ 58,598		¥ 240,647	¥ 247,411
Amounts due from related parties		140,225	19,338	911,729		125,733			41,298
Total current assets		3,100,363	427,560	3,853,333		531,398			2,592,163
Non-current assets
Total non-current assets		901,725	124,354	877,699		121,041			1,315,417
Total assets		4,002,088	551,914	4,731,032		652,439			3,907,580
Current liabilities
Accounts payable - third parties		1,138,043	156,943	1,445,193		199,301			649,967
Accrued Liabilities and Other Liabilities		511,748	70,574	785,134		108,275			461,264
Accrued expenses and other current liabilities		511,748	70,574	785,134		108,275			461,264
Total current liabilities		3,522,606	485,789	3,927,441		541,617			2,754,861
Non-current liabilities
Convertible Notes Payable, Noncurrent		464,294	64,029	439,869		60,661
Total non-current liabilities		824,043	113,642	838,047		115,574			489,358
Total liabilities		4,346,649	599,431	4,765,488		657,191			3,244,219
MEZZANINE EQUITY
Total mezzanine equity									4,563,407
SHAREHOLDERS' DEFICIT
Ordinary Shares	[1]								7
Additional paid-in capital		5,971,886	823,561	5,919,660		816,358
Accumulated deficit		(6,110,766)	(842,713)	(5,730,180)		(790,228)			(4,103,381)
Accumulated other comprehensive income (loss)		(336,890)	(46,459)	(385,886)		(53,216)			6,048
Total deficit attributable to ordinary shareholders		(475,760)	(65,610)	(196,396)		(27,085)			(4,097,326)
Liabilities and shareholders' deficit		4,002,088	551,914	4,731,032		652,439			3,907,580
Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value				0					283,585
Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value				0					1,429,313
Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value				0					1,117,317
Subscription receivable from Convertible Preferred Shares									159,392	$ 25,000
Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares		9	$ 1	9	[1]	$ 1	[1]
Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares		¥ 1		1	[1]
Parent company
Current assets
Cash				119,022					158,755
Prepayments and other current assets				35					5,751
Amounts due from related parties				4,168,615					3,217,624
Total current assets				4,287,672					3,382,130
Non-current assets
Investment securities				69,319
Total non-current assets				69,319
Total assets				4,356,991					3,382,130
Current liabilities
Accounts payable - third parties									108
Accrued Liabilities and Other Liabilities				146,507
Accrued expenses and other current liabilities				146,507
Amounts due to related parties				18,925					85,390
Share of losses in excess of investments in subsidiaries and VIEs				3,948,086					2,861,051
Total current liabilities				4,113,518					2,946,549
Non-current liabilities
Convertible Notes Payable, Noncurrent				439,869
Total non-current liabilities				439,869
Total liabilities				4,553,387					2,946,549
MEZZANINE EQUITY
Subscription receivable from Convertible Preferred Shares									(159,392)
Total mezzanine equity									4,532,907
SHAREHOLDERS' DEFICIT
Ordinary Shares									7
Additional paid-in capital				5,919,660
Accumulated deficit				(5,730,180)					(4,103,381)
Accumulated other comprehensive income (loss)				(385,886)					6,048
Total deficit attributable to ordinary shareholders				(196,396)					(4,097,326)
Liabilities and shareholders' deficit				4,356,991					3,382,130
Parent company | Series Angel Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value									283,585
Parent company | Series A Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value									1,429,313
Parent company | Series A+ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value									1,386,671
Parent company | Series A++ Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value									475,413
Parent company | Series B Redeemable Convertible Preferred Shares
MEZZANINE EQUITY
Redeemable convertible preferred shares, redemption value									¥ 1,117,317
Parent company | Class A Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares				9
Parent company | Class B Ordinary Shares
SHAREHOLDERS' DEFICIT
Ordinary Shares				¥ 1

[1]	Shares outstanding for all periods reflect the adjustment for Recapitalization.